CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 26,483	$ (48,241)	$ 275,779	$ 230,049	$ (1,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of revenue earning equipment	571,751	492,053	2,068,378	1,809,609	1,789,903
Depreciation of property and equipment	51,324	44,049	172,582	158,009	154,031
Amortization of other intangible assets	30,499	19,166	84,096	70,039	64,713
Amortization and write-off of deferred financing costs	11,351	16,562	51,835	89,909	70,825
Amortization and write-off of debt discount	(1,375)	1,755	3,987	15,948	20,968
Stock-based compensation charges	7,984	7,515	30,255	31,093	36,560
Gain (loss) on derivatives	(1,456)	(2,956)	4,326	(7,990)	10,810
Loss on revaluation of foreign denominated debt	0	2,498	2,498	(26,641)	0
Provision for losses on doubtful accounts	12,657	6,917	34,144	28,164	19,667
Deferred tax expense	41,191	7,073	135,600	74,400	(19,877)
Gain on sale of property and equipment	(1,017)	(197)	(8,309)	(43,520)	(5,740)
Changes in assets and liabilities, net of effects of acquisition:
Receivables	(33,211)	(57,553)	(157,732)	(79,851)	(3,145)
Inventories, prepaid expenses and other assets	(47,475)	(5,474)	(25,514)	543	(61,871)
Accounts payable	38,289	53,589	49,896	(1,139)	119,054
Accrued liabilities	16,516	(44,912)	(22,513)	(144,088)	(53,457)
Accrued taxes	24,660	5,334	14,331	24,901	10,281
Public liability and property damage	(9,809)	(5,144)	(4,341)	6,592	(3,058)
Net cash provided by operating activities	738,362	492,034	2,748,412	2,258,521	2,237,927
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	142,642	97,639	(261,605)	(101,766)	160,516
Revenue earning equipment expenditures	(3,252,980)	(2,648,695)	(9,613,239)	(9,454,311)	(8,440,872)
Proceeds from disposal of revenue earning equipment	2,237,878	2,009,336	7,125,096	7,850,442	7,518,446
Property and equipment expenditures	(80,060)	(74,222)	(312,786)	(281,695)	(179,209)
Proceeds from disposal of property and equipment	23,456	47,631	137,694	53,814	38,905
Acquisitions, net of cash acquired	(2,784)	(147,314)	(1,905,168)	(227,081)	(47,571)
Other investing activities	(469)	(140)	(1,779)	586	2,726
Net cash used in investing activities	(932,317)	(715,765)	(4,747,290)	(2,192,902)	(943,568)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	1,201,582	264,599	2,237,280	3,062,479	2,635,713
Payment of long-term debt	(298,628)	(453,279)	(952,144)	(3,649,300)	(2,954,233)
Short-term borrowings:
Proceeds	128,785	40,650	438,387	460,890	490,490
Payments	(195,326)	(243,276)	(1,280,143)	(1,194,056)	(970,949)
Proceeds (payments) under the revolving lines of credit, net	(31,986)	325,247	1,273,164	(57,329)	1,026,070
Purchase of noncontrolling interest	0	(38,000)	(38,000)	0	0
Proceeds from employee stock purchase plan	1,202	985	4,275	3,577	3,208
Loan with Hertz Global Holdings, Inc.	(929)	(13,553)	(13,220)	(984)	(6,173)
Payment of financing costs	(15,402)	(4,217)	(49,433)	(91,482)	(78,151)
Dividends paid	(467,248)	0	(25,000)	(22,950)	(23,000)
Net cash provided by (used in) financing activities	322,050	(120,844)	1,595,166	(1,512,255)	104,517
Effect of foreign exchange rate changes on cash and cash equivalents	(7,558)	7,953	5,739	3,838	(10,337)
Net decrease in cash and cash equivalents during the period	120,537	(336,622)	(397,973)	(1,442,798)	1,388,539
Cash and cash equivalents at beginning of period	533,235	931,208	931,208	2,374,006	985,467
Cash and cash equivalents at end of period	653,772	594,586	533,235	931,208	2,374,006
Cash paid during the period for:
Interest (net of amounts capitalized)	119,098	126,959	535,130	615,730	508,183
Income taxes	5,703	22,433	71,661	49,557	50,688
Supplemental dislcosure fo non-cash flow information [Abstract]
Purchases of revenue earning equipment included in accounts payable and accrued liabilities	443,120	518,231	249,605	153,634	266,354
Sales of revenue earning equipment included in receivables	230,715	299,577	617,267	620,724	504,217
Purchases of property and equipment included in accounts payable	58,701	41,917	34,996	53,263	37,379
Sales of property and equipment included in receivables	$ 13,698	$ 9,299	$ 895	$ 41,809	$ 11,071